COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
15.
COMMITMENTS AND CONTINGENCIES

Capital and other commitments

The Group entered into a definitive agreement on December 17, 2024 to purchase certain commercial property located in Shanghai, China for total cash consideration of approximately RMB1.35 billion. As of December 31, 2024, the Group’s commitments related to the certain commercial property was RMB639,062, which was settled in March 2025. Except this, the Group did not have any other significant capital, other commitments or long term obligations as of December 31, 2024.

Contingencies

The Group are currently not a party to any material legal or administrative proceedings. The Group may from time to time be subject to various legal or administrative claims and proceedings arising in the ordinary course of business. Litigation or any other legal or administrative proceeding, regardless of the outcome, is likely to result in substantial cost and diversion of the Group’s resources, including the Group’s management’s time and attention.